Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events	20. Subsequent events On April 12, 2018, US$ 25 million of the Convertible Notes have been converted to 1,085,542 ADS (542,771 shares) at contractual conversion price of US$ 23.03 per ADS.